Supplemental Cash Flow information - Summary of Reconciliation of debt with cash flows arising from financing activities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 3,274.1
Proceeds	2,000.7
Payments	(2,345.6)
Cash flow from financing activities	(344.9)
Interest payment	(172.8)
Interest expense	187.2
Exchange rate variation and conversion adjustments	(3.6)
Addition - Lease Liabilities	41.9
Disposals - Lease Liabilities	(1.2)
Others	1.7
Ending balance	2,982.4
Loan and financing [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,203.2
Payments	(2,331.9)
Cash flow from financing activities	(331.2)
Interest payment	(172.8)
Interest expense	183.0
Exchange rate variation and conversion adjustments	2.5
Others	1.7
Current	127.1
Non-current	2,759.3
Ending balance	2,886.4
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	70.9
Payments	(13.7)
Cash flow from financing activities	(13.7)
Interest expense	4.2
Exchange rate variation and conversion adjustments	(6.1)
Addition - Lease Liabilities	41.9
Disposals - Lease Liabilities	(1.2)
Current	13.8
Non-current	82.2
Ending balance	$ 96.0